Debt - Senior Secured Debt - Additional Information (Detail) - USD ($)							2 Months Ended	12 Months Ended
	May 03, 2016	Jan. 29, 2016	Jun. 30, 2015	May 18, 2015	Apr. 03, 2015	Mar. 31, 2015	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Jan. 01, 2017	Apr. 30, 2015	Dec. 31, 2014	May 23, 2013
Debt Instrument [Line Items]
Outstanding accrued interest and prepayment premium conversion, converted amount									$ 17,934,000
Senior secured debt, net									53,638,000	$ 63,093,000
Payment in Kind (PIK) Note [Member]
Debt Instrument [Line Items]
Senior secured debt, net									3,852,000	10,956,000
Restructured Debt [Member] | Series AB Preferred Stock [Member]
Debt Instrument [Line Items]
Outstanding accrued interest and prepayment premium conversion, converted amount									$ 2,100,000
Number of shares issued upon conversion of debt									1,660,530
Capital Royalty Partners Term Loan [Member]
Debt Instrument [Line Items]
Debt interest rate, stated percentage														11.00%
Term loan principal required repayment, amount												$ 23,000,000
Term loan principal required repayment, description									In addition, the Term Loan contained a minimum revenue covenant for 2014 of $25 million which the Company did not meet. The agreement requires the Company to repay the Term Loan principal in an amount that is equal to two times the revenue shortfall, or $23 million, by April 30, 2015 using proceeds from either newly obtained subordinated debt or an equity financing.
Minimum revenue covenant										50,000,000
Additional default interest rate					4.00%
Prepayment premium				4.00%	4.00%
Aggregate interest rate				15.00%
Capital Royalty Partners Term Loan [Member] | Series AB Preferred Stock [Member]
Debt Instrument [Line Items]
Warrants to purchase shares		16,000,000
Warrant exercisable price		$ 1.25
Term of warrants		1 year
Fair value of warrant, current		$ 4,000,000
Capital Royalty Partners Term Loan [Member] | Cash Interest [Member]
Debt Instrument [Line Items]
Debt interest rate, stated percentage														7.50%
Capital Royalty Partners Term Loan [Member] | Payment in Kind (PIK) Note [Member]
Debt Instrument [Line Items]
Debt interest rate, stated percentage														3.50%
Capital Royalty Partners Term Loan [Member] | Scenario, Debt Covenant [Member] | Amended New Term Loan Credit Agreement [Member]
Debt Instrument [Line Items]
Debt covenant description									The Company and CRG entered into an agreement amending the Term Loan to provide for conditional waivers of the agreement’s financial covenants, including the minimum revenue covenant for 2014, which would be waived and a prior breach cured as well as lowering the 2015 minimum revenue covenant to $20 million if the Company consummates either an IPO with net proceeds to the Company of at least $40 million by March 31, 2015; private financing of $35 million plus greater of zero or $35 million less aggregate proceeds received from Series D financing with an IPO of $40 million before June 30, 2015; or strategic investment by a publicly listed company of at least $20 million before December 2014 with an IPO of $40 million before June 30, 2015.
Minimum revenue covenant										$ 20,000,000
Proceed from initial public offering			$ 40,000,000
Capital Royalty Partners Term Loan [Member] | Scenario, Debt Covenant [Member] | Amended New Term Loan Credit Agreement [Member] | Minimum [Member]
Debt Instrument [Line Items]
Proceed from initial public offering						$ 40,000,000
Strategic investment													$ 20,000,000
Capital Royalty Partners Term Loan [Member] | Restructured Debt [Member]
Debt Instrument [Line Items]
Senior secured debt, net	$ 50,000,000
Capital Royalty Partners Term Loan [Member] | Restructured Debt [Member] | Term Loan [Member]
Debt Instrument [Line Items]
Debt interest rate, stated percentage	11.00%
Debt covenant description									The restructured Term Loan agreement contains a financial covenant, which requires the Company to maintain a minimum cash balance of $5.0 million.
Outstanding accrued interest and prepayment premium conversion, converted amount							$ 16,500,000
Extended repayment debt, commence date									Jun. 30, 2018
Extended repayment debt, completion date									Mar. 31, 2021
Minimum cash balance covenant									$ 5,000,000
Cash and cash equivalents covenant held									$ 9,900,000
Capital Royalty Partners Term Loan [Member] | Restructured Debt [Member] | Term Loan [Member] | Series AB Preferred Stock [Member]
Debt Instrument [Line Items]
Outstanding accrued interest and prepayment premium conversion, converted amount	$ 16,500,000
Number of shares issued upon conversion of debt	8,609,824						8,609,824
Capital Royalty Partners Term Loan [Member] | Restructured Debt [Member] | Subsequent Event [Member] | Term Loan [Member]
Debt Instrument [Line Items]
Minimum cash balance covenant											$ 2,000,000
Capital Royalty Partners Term Loan [Member] | Scenario, Forecast [Member] | Restructured Debt [Member] | Term Loan [Member]
Debt Instrument [Line Items]
Minimum cash balance covenant								$ 5,000,000
Capital Royalty Partners Term Loan [Member] | Scenario, Forecast [Member] | Restructured Debt [Member] | Term Loan [Member] | Minimum [Member]
Debt Instrument [Line Items]
Gross proceeds from public offering								$ 40,000,000
Capital Royalty Partners Term Loan [Member] | Common Stock [Member]
Debt Instrument [Line Items]
Warrants to purchase shares		477,120
Capital Royalty Partners Term Loan [Member] | Common Stock [Member] | Restructured Debt [Member]
Debt Instrument [Line Items]
Number of shares converted	256,744
Capital Royalty Partners Term Loan [Member] | Common Stock [Member] | Restructured Debt [Member] | Series AB Preferred Stock [Member]
Debt Instrument [Line Items]
Number of shares converted							256,744
Capital Royalty Partners Term Loan [Member] | Common Stock [Member] | Restructured Debt [Member] | Term Loan [Member]
Debt Instrument [Line Items]
Number of shares converted	4,649,859
Capital Royalty Partners Term Loan [Member] | Common Stock [Member] | Restructured Debt [Member] | Term Loan [Member] | Series AB Preferred Stock [Member]
Debt Instrument [Line Items]
Number of shares converted							4,649,859